Components of Change in Other Assets and Liabilities Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Other current and noncurrent assets	$ 9,171	$ (3,631)	$ 8,066
Accrued salaries, benefits and payroll taxes	13,155	(12,303)	10,136
Accrued insurance and other taxes	(2,688)	4,425	(17,641)
Accrued income taxes	(12,523)	(4,364)	27,680
Accrued pension, postretirement and postemployment benefits	(15,955)	(18,153)	1,150
Other current and noncurrent liabilities	(6,053)	(3,014)	(10,681)
Change in other assets and liabilities, net	$ (14,893)	$ (37,040)	$ 18,710